As filed with the Securities and Exchange Commission on June 23, 1997




                       1933 Act Registration No. 33-68704
                       1940 Act Registration No. 811-8006

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [_]


              Pre-Effective Amendment No.  ___                    [_]
              Post-Effective Amendment No.  17                    [X]

                                     and/or

          REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT
          OF 1940                                                 [_]


              Amendment No.  19                                   [X]


                        (Check appropriate box or boxes)

                        MORGAN GRENFELL INVESTMENT TRUST
               (Exact name of registrant as specified in Charter)
                                885 Third Avenue
                            New York, New York 10022
                    (Address of Principal Executive Offices)

                         Registrant's Telephone Number,
                        including Area Code: 212-230-2600

                                                   Copy to:

James E. Minnick                                   Ernest V. Klein, Esq.
Morgan Grenfell Capital Management, Inc.           Hale and Dorr
885 Third Avenue                                   Sixty State Street
New York, New York  10022                          Boston, Massachusetts  02109
(Name and Address of Agent for Service)

It is proposed that this filing will become effective:


     [X] on June 23, 1997 pursuant to paragraph (b) of Rule 485.


Registrant has registered an indefinite number of shares pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended. Registrant filed a Rule 24f-2 Notice for its fiscal year ended October 31, 1996 on December 23, 1996.

  CROSS REFERENCE SHEET FOR PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION
        COVERING INSTITUTIONAL SHARES OF MORGAN GRENFELL INVESTMENT TRUST
                            (as required by Rule 495)

                        Morgan Grenfell Investment Trust

N-1A Item No.                                                    Location
-------------                                                    --------
Part A

Item 1.            Cover Page                                    Cover Page

Item 2.            Synopsis                                      Expense Information

Item 3.            Condensed Financial Information               Financial Highlights

Item 4.            General Description of Registrant             Cover Page; Investment Objectives and
                                                                 Policies; Description of Securities and
                                                                 Investment Techniques and Related
                                                                 Risks; Additional Investment
                                                                 Information; Organization and Shares of
                                                                 the Trust


Item 5.            Management of the Fund                        Management of the Funds; Microcap
                                                                 Investment Results


Item 6.            Capital Stock and Other Securities            Dividends, Distributions and Taxes;
                                                                 Organization and Shares of the Trust;
                                                                 Purchase of Shares

Item 7.            Purchase of Securities Being                  Purchase of Shares;
                   Offered                                       Net Asset Value

Item 8.            Redemption or Repurchase                      Redemption of Shares

Item 9.            Pending Legal Proceedings                     Not Applicable


Part B

Item 10.           Cover Page                                    Cover Page

Item 11.           Table of Contents                             Table of Contents

Item 12.           General Information and History               Not Applicable



N-1A Item No.                                                    Location
-------------                                                    --------


Item 13.           Investment Objectives and Policies            Additional Information on Fund
                                                                 Investments and Strategies and Related
                                                                 Risks; Investment Restrictions;
                                                                 Investment Advisory and Other Services

Item 14.           Management of the Fund                        Trustees and Officers

Item 15.           Control Persons and Principal                 Trustees and Officers;
                   Holders of Securities                         General Information About
                                                                 The Trust

Item 16.           Investment Advisory and                       Investment Advisory and
                   Other Services                                Other Services; Additional Information

Item 17.           Brokerage Allocation and Other                Portfolio Transactions
                   Practices

Item 18.           Capital Stock and Other                       General Information About
                   Securities                                    the Trust

Item 19.           Purchase, Redemption and                      Net Asset Value
                   Pricing of Securities Being
                   Offered

Item 20.           Tax Status                                    Taxes

Item 21.           Underwriters                                  Investment Advisory and Other Services

Item 22.           Calculation of Performance Data               Performance Information

Item 23.           Financial Statements                          Financial Statements

Part C

Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C to this Registration Statement.

  CROSS REFERENCE SHEET FOR PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION
           COVERING SERVICE SHARES OF MORGAN GRENFELL INVESTMENT TRUST
                            (as required by Rule 495)

                        Morgan Grenfell Investment Trust


N-1A Item No.                                                    Location
-------------                                                    --------
Part A

Item 1.            Cover Page                                    Cover Page

Item 2.            Synopsis                                      Expense Information

Item 3.            Condensed Financial Information               Financial Highlights

Item 4.            General Description of Registrant             Cover Page; Investment Objectives and
                                                                 Policies; Description of Securities and
                                                                 Investment Techniques and Related
                                                                 Risks; Additional Investment
                                                                 Information; Organization and Shares of
                                                                 the Trust


Item 5.            Management of the Fund                        Management of the Funds; Microcap
                                                                 Investment Results


Item 6.            Capital Stock and Other Securities            Dividends, Distributions and Taxes;
                                                                 Organization and Shares of the Trust;
                                                                 Purchase of Service Shares

Item 7.            Purchase of Securities Being                  Purchase of Service Shares;
                   Offered                                       Net Asset Value

Item 8.            Redemption or Repurchase                      Redemption of Service Shares

Item 9.            Pending Legal Proceedings                     Not Applicable


Part B

Item 10.           Cover Page                                    Cover Page

Item 11.           Table of Contents                             Table of Contents

Item 12.           General Information and History               Not Applicable

N-1A Item No.                                                    Location
-------------                                                    --------

                            -3-

Item 13.           Investment Objectives and Policies            Additional Information on Fund
                                                                 Investments and Strategies and Related
                                                                 Risks; Investment Restrictions;
                                                                 Investment Advisory and Other Services

Item 14.           Management of the Fund                        Trustees and Officers

Item 15.           Control Persons and Principal                 Trustees and Officers;
                   Holders of Securities                         General Information About
                                                                 The Trust

Item 16.           Investment Advisory and                       Investment Advisory and
                   Other Services                                Other Services; Additional Information

Item 17.           Brokerage Allocation and Other                Portfolio Transactions
                   Practices

Item 18.           Capital Stock and Other                       General Information About
                   Securities                                    the Trust

Item 19.           Purchase, Redemption and                      Net Asset Value
                   Pricing of Securities Being
                   Offered

Item 20.           Tax Status                                    Taxes

Item 21.           Underwriters                                  Investment Advisory and Other Services

Item 22.           Calculation of Performance Data               Performance Information

Item 23.           Financial Statements                          Financial Statements

Part C

Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C to this Registration Statement.

                         SUPPLEMENT DATED JUNE 23, 1997
                      TO PROSPECTUS DATED MARCH 7, 1997 FOR
                  INSTITUTIONAL SHARES OF THE FOLLOWING FUNDS:

                 Morgan Grenfell Fixed Income Fund
                 Morgan Grenfell Municipal Bond Fund
                 Morgan Grenfell Short-Term Fixed Income Fund
                 Morgan Grenfell Short-Term Municipal Bond Fund
                 Morgan Grenfell Smaller Companies Fund
                 Morgan Grenfell Microcap Fund
                 Morgan Grenfell Large Cap Growth Fund

     Morgan Grenfell Capital Management, Inc. ("MGCM") has agreed, effective as of July 1, 1997, to change the limit on annual operating expenses for institutional shares of Morgan Grenfell Microcap Fund from 1.75% to 1.49% of average daily net assets attributable to such shares. Accordingly, beginning on July 1, 1997, the following disclosure should be substituted for the operating expense information that currently appears for the Fund in the expense table on page 4 of the Prospectus and the example information that currently appears for the Fund on page 5 of the Prospectus:

Annual Fund Operating Expenses                                         Microcap
(as a percentage of average net assets)                                  Fund*
                                                                       --------

Advisory Fees .........................................................  1.50%
Other Expense .........................................................  0.66%
Reduction of Advisory Fee and
Expense Limitation by Adviser** .......................................  (0.67)%

Net Fund Operating Expenses (after
advisory fee reduction and expense
limitation)** .........................................................  1.49%

----------

* Microcap Fund was not operational during the fiscal year ended October 31, 1996.

**   MGCM has agreed to reduce its advisory fee and to make arrangments to limit certain other expenses to the extent necessary to limit Fund Operating Expenses for institutional shares of Microcap Fund, on an annual basis, to 1.49% of the Fund's assets attributable to such shares. The above table and the following example reflect this voluntary agreement. In its sole discretion, MGCM may terminate or modify this agreement at any time after October 31, 1997. The purpose of the agreement is to enhance the Fund's total return during the period when, because of its smaller size, fixed expenses have a more significant impact on total return. After giving effect to MGCM's voluntary agreement, the Fund's advisory fee is 0.83%. If MGCM's voluntary agreement were not in effect, the Fund Operating Expenses for institutional shares of the Fund would be 2.16%.

Example:

Investors in institutional shares would pay the following expenses on a $1,000(1) investment assuming (1) a 5% annual return and (2) redemption at the end of each time period:

                                                        1 Year           3 Years
                                                        ------           -------
Morgan Grenfell Microcap Fund                            $15               $47



----------
 (1) The minimum initial investment required for institutional shares of Microcap Fund is $250,000. Exchanges may be made in amounts as low as $50,000. See "Purchase of Institutional Shares--Exchange Privilege" in the Prospectus.

                                   * * * * * *

     Selected unaudited data for an outstanding institutional share of Morgan Grenfell Microcap Fund are presented below for the period commencing December 18, 1996 and ending April 30, 1997. This information should be read in conjunction with the Fund's unaudited financial statements as of April 30, 1997 and the notes thereto, which appear in the Funds' Statement of Additional Information. The Funds' Statement of Additional Information and annual and semi-annual reports, which contain additional performance information, are available free of charge by calling 1-800-550-6426.


     FOR AN INSTITUTIONAL SHARE OUTSTANDING THROUGHOUT THE PERIOD COMMENCING DECEMBER 18, 1996 AND ENDED APRIL 30, 1997





                                     NET                       DISTRIBUTIONS
         NET ASSET      NET       REALIZED      DISTRIBUTIONS      FROM                                                RATIO OF
           VALUE     INVESTMENT      AND           FROM NET      REALIZED      NET ASSET              NET ASSETS       EXPENSES
         BEGINNING    INCOME/    UNREALIZED       INVESTMENT     CAPITAL       VALUE END     TOTAL      END OF        TO AVERAGE
         OF PERIOD    (LOSS)    GAINS (LOSSES)      INCOME        GAINS        OF PERIOD    RETURN   PERIOD (000)     NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
--------------
MICROCAP FUND:
--------------
  1997(1)  $10.00     $(0.01)      $(0.74)           $  --         $  --         $ 9.25      (7.5)%     $1,983           1.75%



                                              RATIO OF
                         RATIO OF          NET INVESTMENT
           RATIO OF      EXPENSES          INCOME/(LOSS)
              NET       TO AVERAGE           TO AVERAGE
          INVESTMENT    NET ASSETS          NET ASSETS
         INCOME/(LOSS)  (EXCLUDING           (EXCLUDING         PORTFOLIO    AVERAGE
          TO AVERAGE      EXPENSE              EXPENSE           TURNOVER   COMMISSION
          NET ASSETS    LIMITATIONS)        LIMITATIONS)          RATE        RATE*
--------------------------------------------------------------------------------------
---------------
MICROCAP FUND:
---------------
  1997(1)   (0.27)%        3.08%                (1.60)%            26%      $0.0077


(1) MICROCAP FUND COMMENCED OPERATIONS ON 12/18/96. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
*   AVERAGE COMMISSION RATE PAID PER SHARE FOR SECURITY PURCHASES AND SALES DURING THE PERIOD.


                                   * * * * * *

     Effective April 22, 1997, Robert Kern left MGCM to pursue other opportunities. Accordingly, Mr. Kern is no longer a member of the team that manages Morgan Grenfell Smaller Companies Fund and Morgan Grenfell Microcap Fund. Effective June 16, 1997, John P. Callaghan joined MGCM and became a member of the team that manages these Funds (joining Audrey M. T. Jones and David A. Baratta). Prior to joining MGCM, Mr. Callaghan worked as a portfolio manager for Odyssey Partners and Weiss Peck & Greer.

                                   * * * * * *

     As of June 5, 1997, the Adviser owned 65.55% and Deutsche Morgan Grenfell
C. J. Lawrence Inc. owned 29.70% of the outstanding shares of the Smaller Companies Fund, Bankers Trust Company owned 45.50% of the outstanding shares of the Municipal Bond Fund and Deutsche Morgan Grenfell C. J. Lawrence Inc. owned 54.29% of the outstanding shares of the Microcap Fund.

      The Prospectus, dated March 7, 1997, for institutional shares of Morgan Grenfell Fixed Income Fund, Morgan Grenfell Municipal Bond Fund, Morgan Grenfell Short-Term Fixed Income Fund, Morgan Grenfell Short-Term Municipal Bond Fund, Morgan Grenfell Smaller Companies Fund, Morgan Grenfell Mircrocap Fund and Morgan Grenfell Large Cap Growth Fund is incorporated by reference into this Post-Effective Amendment No. 17 to the Registrant's Registration Statement on Form N-1A from Post-Effective Amendment No. 16 to such Registration Statement.

                         SUPPLEMENT DATED JUNE 23, 1997
                     TO STATEMENT OF ADDITIONAL INFORMATION
                           DATED JANUARY 16, 1997 FOR
                  INSTITUTIONAL SHARES OF THE FOLLOWING FUNDS:

                  Morgan Grenfell Fixed Income Fund
                  Morgan Grenfell Municipal Bond Fund
                  Morgan Grenfell Short-Term Fixed Income Fund
                  Morgan Grenfell Short-Term Municipal Bond Fund
                  Morgan Grenfell Smaller Companies Fund
                  Morgan Grenfell Microcap Fund
                  Morgan Grenfell Large Cap Growth Fund


     The Trustees of Morgan Grenfell Investment Trust (the "Trust") have approved the removal of the nonfundamental investment restrictions shown as:

     (i) restrictions (b), (d), (f), (g), (h), (j) and (k) on pages 24 and 25 of the Statement of Additional Information for each Fund other than Morgan Grenfell Fixed Income Fund and Morgan Grenfell Municipal Bond Fund; and

     (ii) restriction (2) on page 26 of the Statement of Additional Information for Morgan Grenfell Fixed Income Fund and Morgan Grenfell Municipal Bond Fund.

Accordingly, these restrictions no longer apply to the Funds.

                                   * * * * * *

     Morgan Grenfell Microcap Fund's unaudited financial statements for the period commencing December 18, 1996 (commencement of the Fund's operations) and ended April 30, 1997 are included in, and incorporated by reference into, the Statement of Additional Information. For this period, the average annual total return of institutional shares of the Fund was (7.5)%.

                                   * * * * * *

     As of June 1, 1997, the Trustees and officers of the Trust owned, as a group, less than one percent of the outstanding shares of each Fund other than Morgan Grenfell Short-Term Municipal Bond Fund and the Morgan Grenfell Smaller Companies Fund. On such date, the Trustees and officers of the Trust owned, as a group, 3.57% of the outstanding shares of Morgan Grenfell Short-Term Municipal Bond Fund and 2.48% of the outstanding shares of the Morgan Grenfell Smaller Companies Fund.

     As of June 5, 1997, the following shareholders owned the following respective percentages of the outstanding shares of Morgan Grenfell Fixed Income Fund, Morgan Grenfell Municipal Bond Fund, Morgan Grenfell Short-Term Fixed Income Fund, Morgan Grenfell Short-Term Municipal Bond Fund, Morgan Grenfell Smaller Companies Fund and Morgan Grenfell Microcap Fund:

Fixed Income Fund:
------------------

BATRUS & Co.                                                               5.98%
c/o Bankers Trust Company
PO Box 9005
Church Street Station
New York, NY 10006

San Mateo County Employees                                                 7.65%
Retirement Association
2317 Broadway St STE 115
Redwood City, CA 94063-1613

Municipal Bond Fund:
--------------------

SEI Trust Company                                                          7.72%
1 Freedom Valley Drive
Oaks, PA 19456

Batrus & Co.                                                              45.50%
c/o Bankers Trust Co.
PO Box 9005
Church Street Station
New York, NY 10006

INFID & Co.                                                                5.33%
c/o Bankers Trust Co.
PO Box 9005
Church Street Station
New York, NY 10006

Charles Schwab & Co. Inc.                                                  9.93%
101 Montgomery Street
San Francisco, CA 94104-4122

Short-Term Municipal Bond Fund:
-------------------------------

SEI Trust Company                                                          5.85%
1 Freedom Valley Drive
Oaks, PA 19456

Rocco A. Ortenzio                                                         18.34%
c/o Select Capital Corp
4718 Old Gettysburg Rd
Mechanicsburg, PA 17055

Robert A. Ortenzio                                                         6.11%
c/o Select Capital Corp
4718 Old Gettysburg Rd
Mechanicsburg, PA 17055

Charles Schwab & Co. Inc.                                                 16.50%
101 Montgomery Street
San Francisco, CA 94104-4122

David W. Baldt                                                             8.47%
677 Lippincott Ave
Moorestown, NJ 08057-1921

Short-Term Fixed Income Fund:
-----------------------------

BATRUS & Co.                                                              18.56%
c/o Bankers Trust
PO Box 9005
Church Street Station
New York, NY 10006

SEI Trust Company                                                          5.74%
1 Freedom Valley Drive
Oaks, PA 19456

Saxon & Co.                                                               17.07%
P.O. Box 7780-1888
Philadelphia, PA 19182

Patterson & Co.                                                            7.04%
P.O. Box 7829
Philadelphia, PA 19101-7829

TBON & Co.                                                                 8.50%
401 Church St
PO Box 198986
Nashville TN 37219-8986

Smaller Companies Fund:
-----------------------

Morgan Grenfell Capital Management, Inc.                                  65.55%
(Delaware Corporation)
885 Third Avenue
Suite 3200
New York, NY 10022-4834

Deutsche Morgan Grenfell                                                  29.70%
CJ Lawrence Inc.
1290 Avenue of the Americas
New York, NY 10104-0101

Microcap Fund:
--------------

Deutsche Morgan Grenfell                                                  54.29%
C. J. Lawrence Inc.
1290 Avenue of the Americas
New York, NY 10104-0101

Morgan Grenfell Capital Management Inc.                                   16.20%
885 Third Avenue
Suite 3200
New York, NY 10022-4834

Elizabeth Lugar Schater                                                   11.60%
336 Parkway St
Charlottesville, VA 22902-4631

Miter & Co.                                                               11.36%
Deutsche Bank
P.O. Box 2977
Milwaukee, WI 53201-2977

The Statement of Additional Information, dated January 16, 1997, for institutional shares of Morgan Grenfell Fixed Income Fund, Morgan Grenfell Municipal Bond Fund, Morgan Grenfell Short-Term Fixed Income Fund, Morgan Grenfell Short-Term Municipal Bond Fund, Morgan Grenfell Smaller Companies Fund and Morgan Grenfell Microcap Fund is incorporated by reference into this Post-Effective Amendment No. 17 to the Registrant's Registration Statement on Form N-1A from Post-Effective Amendment No. 15 to such Registration Statement.

The financial statements of the Trust for the periods ended on and prior to October 31, 1996 are incorporated by reference into the preceding Statement of Additional Information from the Trust's 1996 Annual Report to Shareholders for the year ended October 31, 1996 (filed electronically on December 30, 1996; file no. 812-10080; accession no. 0000935069-96-000172), and will be attached to each copy of such Statement of Additional Information that is distributed.

STATEMENT OF NET ASSETS
================================================================================
MORGAN GRENFELL INVESTMENT TRUST -- APRIL 30, 1997 (UNAUDITED)

MICROCAP FUND
--------------------------------------------------------------------------------
                                               MARKET VALUE
DESCRIPTION                           SHARES       (000)
--------------------------------------------------------------------------------
COMMON STOCKS -- 76.1%
BUILDING & CONSTRUCTION SUPPLIES -- 2.4%
   DR Horton                           4,900      $     48
                                                  --------
CONSUMER -- 15.9%
   Conso Products*                     1,500            20
   Culp Incoporated                      700            12
   Damark International*               3,000            28
   Delia's*                            2,500            43
   Fresh America*                      2,600            36
   Garden Ridge*                       6,100            50
   Genesco*                            1,900            22
   Richey Electronics *                6,200            63
   Sonic*                              1,300            17
   Sport-Haley*                        1,500            24
                                                  --------
                                                       315
                                                  --------
CREDIT SENSITIVE -- 6.3%
   American Business Financial*          100             2
   Ameritrade Holding, Class A*          200             3
   ISB Financial                       2,000            45
   Pennfed Financial Services          1,400            33
   R & G Financial, Class B*           1,800            42
                                                  --------
                                                       125
                                                  --------
ENTERTAINMENT -- 0.0%
   Rio Hotel and Casino*                 100             1
                                                  --------
HOTELS & LODGING -- 1.5%
   ShoLodge*                           2,600            29
                                                  --------
MEDICAL PRODUCTS & SERVICES -- 5.8%
   Accumed International*             10,800            34
   New West Eyeworks*                  1,700             9
   Sabratek*                           1,800            39
   Thermedics Detection*               1,800            18
   Wesley Jessen*                      1,100            15
                                                  --------
                                                       115
                                                  --------
PETROLEUM & FUEL PRODUCTS -- 7.6%
   Basin Exploration*                  4,800            32
   Cairn Energy USA*                   2,800            31
   Lomak Petroleum                     2,000            34
   Numar                               1,000            21
   Wiser Oil                           2,000            33
                                                  --------
                                                       151
                                                  --------
PROCESS INDUSTRIES -- 3.5%
   NuCo2*                              5,000            69
                                                  --------
SERVICE -- 11.8%
   First Aviation*                     2,400            20
   Lodgenet Entertainment*             2,500            22
   Mail Boxes Etc*                     1,400            26
   MDSI Mobile Data Solutions*         4,600            76
--------------------------------------------------------------------------------
                                    SHARES/FACE   MARKET VALUE
DESCRIPTION                        AMOUNT (000)       (000)
--------------------------------------------------------------------------------
   Saga Communications
     Incorporated, Class A*            2,625       $     46
   Smithway Motor Express, Class A*    1,700             15
   World Access*                       3,000             29
                                                   --------
                                                        234
                                                   --------

TECHNOLOGY -- 21.3%
   AFC Cable Systems*                  1,200             26
   Aware*                              5,500             58
   BTG*                                3,000             45
   Ceradyne*                           9,300             44
   Channell Commercial*                1,200             13
   Datum Inc*                          1,300             30
   ISG International Software*         2,500             26
   Micrel*                               700             31
   PCD*                                2,000             30
   Specialty Teleconstructors*         5,900             58
   Speedfam International*             1,500             36
   V-One                               5,100             26
                                                   --------
                                                        423
                                                   --------
Total Common Stocks
   (Cost $1,655)                                      1,510
                                                   --------

COMMERCIAL PAPER -- 18.8%
   Northern Trust
      5.351%, 05/01/97                 $ 372            372
                                                   --------
Total Commercial Paper
   (Cost $372)                                          372
                                                   --------
Total Investments -- 94.9%
   (Cost $2,027)                                      1,882
                                                   --------
OTHER ASSETS AND LIABILITIES -- 5.1%
   Investment securities sold                           106
   Administration fee payable                            (1)
   Receivable due from advisor                            1
   Other assets and liabilities                          (5)
                                                   --------
Other Assets and Liabilities, Net                       101
                                                   --------

NET ASSETS:
Capital Shares -- InstitutionalShares
   (unlimited authorization --
   $.001 par value) based on 214,300
   outstanding shares of beneficial interest          2,194
Undistributed net investment loss                        (2)
Accumulated net realized loss on investments            (65)
Net unrealized depreciation on investments             (144)
                                                  ---------
Total Net Assets -- 100.0%                        $   1,983
                                                  =========
Net Asset Value, Offering and Redemption
   Price Per Share -- Institutional Shares        $    9.25
                                                  =========

* NON-INCOME PRODUCING SECURITY
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS (000)
================================================================================
MORGAN GRENFELL INVESTMENT TRUST -- FOR THE PERIOD ENDED APRIL 30,
1997 (UNAUDITED)
                                                             ----------
                                                              MICROCAP
                                                              FUND (1)
                                                             ----------
INVESTMENT INCOME:
   Interest                                                   $      9
   Dividends                                                         1
                                                              --------
   Total Investment Income                                          10
                                                              --------
EXPENSES:
   Investment advisory fees                                         10
   Investment advisory fee reduction                               (10)
   Administration fees                                               5
   Custodian fees                                                    1
   Transfer agent fees                                               4
   Professional fees                                                --
   Registration & filing fees                                       --
   Printing fees                                                    --
   Trustee fees                                                     --
   Pricing fees                                                     --
   Other expenses                                                    2
                                                              --------
   Total expenses                                                   12
   Less: Reimbursement from Advisor                                 --
                                                              --------
   Total Net Expenses                                               12
                                                              --------
NET INVESTMENT LOSS                                                 (2)
                                                              --------
NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS AND FOREIGN
   CURRENCY TRANSACTIONS:
   Net realized loss on investments:
     Security transactions                                         (65)
     Option transactions                                            --
   Net change in unrealized depreciation on investments           (144)
                                                              --------
   NET DECREASE IN NET ASSETS FROM OPERATIONS                 $   (211)
                                                              ========
(1) MICROCAP FUND COMMENCED OPERATIONS ON 12/18/96.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF CHANGES IN NET ASSETS (000)
================================================================================
MORGAN GRENFELL INVESTMENT TRUST -- FOR THE PERIOD ENDED APRIL 30,
1997 (UNAUDITED)
                                                           -----------
                                                            MICROCAP
                                                            FUND (2)
                                                           -----------
                                                              1997
                                                              ----

OPERATIONS:
   Net investment loss                                     $       (2)
   Net realized loss from security transactions                   (65)
   Net change in unrealized depreciation on investments          (144)
                                                           ----------
   Net decrease in net assets from operations                    (211)
                                                           ----------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income                                           --
   Net realized gains                                              --
                                                           ----------
     Total Distributions                                           --
                                                           ----------
CAPITAL SHARE TRANSACTIONS (1):
   Proceeds from shares issued                                  2,194
   Shares issued in lieu of cash distributions                     --
   Cost of shares repurchased                                      --
                                                           ----------
INCREASE (DECREASE) IN NET ASSETS FROM
     CAPITAL SHARE TRANSACTIONS                                 2,194
                                                           ----------
   Net increase (decrease) in net assets                        1,983
                                                           ----------
NET ASSETS:
     Beginning of period                                           --
                                                           ----------
     End of period                                         $    1,983
                                                           ==========
(1) CAPITAL SHARE TRANSACTIONS:
     Shares issued                                                214
     Shares issued in lieu of cash distributions                   --
     Shares repurchased                                            --
                                                           ----------
     Net increase  in capital shares                              214
                                                           ==========
(2)  MICROCAP FUND COMMENCED OPERATIONS ON 12/18/96.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
================================================================================
MORGAN GRENFELL INVESTMENT TRUST -- FOR THE PERIOD ENDED APRIL 30,
1997 (UNAUDITED)

FOR AN INSTITUTIONAL SHARE OUTSTANDING THROUGHOUT THE PERIOD COMMENCING DECEMBER 18, 1996 AND ENDED APRIL 30, 1997




                                     NET                       DISTRIBUTIONS
         NET ASSET      NET       REALIZED      DISTRIBUTIONS      FROM                                                RATIO OF
           VALUE     INVESTMENT      AND           FROM NET      REALIZED      NET ASSET              NET ASSETS       EXPENSES
         BEGINNING    INCOME/      UNREALIZED     INVESTMENT     CAPITAL       VALUE END     TOTAL      END OF        TO AVERAGE
         OF PERIOD    (LOSS)    GAINS (LOSSES)      INCOME        GAINS        OF PERIOD    RETURN   PERIOD (000)     NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
--------------
MICROCAP FUND:
--------------
  1997(1)  $10.00     $(0.01)      $(0.74)           $  --         $  --         $ 9.25      (7.5)%     $1,983           1.75%



                                              RATIO OF
                         RATIO OF          NET INVESTMENT
           RATIO OF      EXPENSES          INCOME/(LOSS)
              NET       TO AVERAGE           TO AVERAGE
          INVESTMENT    NET ASSETS          NET ASSETS
         INCOME/(LOSS)  (EXCLUDING           (EXCLUDING         PORTFOLIO    AVERAGE
          TO AVERAGE      EXPENSE              EXPENSE           TURNOVER   COMMISSION
          NET ASSETS    LIMITATIONS)        LIMITATIONS)          RATE        RATE*
--------------------------------------------------------------------------------------
---------------
MICROCAP FUND:
---------------
  1997(1)   (0.27)%        3.08%                (1.60)%            26%      $0.0077


(1) MICROCAP FUND COMMENCED OPERATIONS ON 12/18/96. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
*   AVERAGE COMMISSION RATE PAID PER SHARE FOR SECURITY PURCHASES AND SALES DURING THE PERIOD.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS
================================================================================
MORGAN GRENFELL INVESTMENT TRUST -- APRIL 30, 1997 (UNAUDITED)

1. ORGANIZATION
Morgan Grenfell Investment Trust (the "Trust") was organized as a Delaware business trust on September 13, 1993. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company consisting of eighteen investment portfolios: Morgan Grenfell Municipal Bond Fund, Morgan Grenfell Fixed Income Fund, Morgan Grenfell Short-Term Municipal Bond Fund, Morgan Grenfell Short-Term Fixed Income Fund, Morgan Grenfell Large Cap Growth Fund, Morgan Grenfell Smaller Companies Fund and Morgan Grenfell Microcap Fund (collectively the "Domestic Funds"); Morgan Grenfell International Equity Fund, Morgan Grenfell European Equity Fund, Morgan Grenfell Global Equity Fund, Morgan Grenfell Pacific Basin Equity Fund, Morgan Grenfell International Small Cap Equity Fund, Morgan Grenfell European Small Cap Equity Fund, Morgan Grenfell Japanese Small Cap Equity Fund, Morgan Grenfell Emerging Markets Equity Fund, Morgan Grenfell Global Fixed Income Fund, Morgan Grenfell International Fixed Income Fund and Morgan Grenfell Emerging Markets Debt Fund (collectively the "International Funds"). The Domestic Funds and International Funds are hereafter referred to collectively as the "Funds". At April 30, 1997, the Large Cap Growth Fund, Global Equity Fund, Pacific Basin Equity Fund and Japanese Small Cap Equity Fund had not yet commenced operations. The Funds' prospectuses provide a description of each Fund's investment objectives, policies and strategies. These financial statements relate only to the Microcap Fund.

2. SIGNIFICANT ACCOUNTING POLICIES
The preparation of financial statements in accordance with generally accepted accounting principles requires Trust management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Funds.
   SECURITY VALUATION--Securities listed on a securities exchange for which market quotations are readily available are valued at the last quoted sales price on the principal exchange on which they are traded on the valuation date or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. Unlisted securities for which market quotations are readily availableare valued at the most recent quoted bid price. Certain debt and fixed income investments owned by the Fundsare valued at prices supplied by independent pricing agents selected by Morgan Grenfell Capital Management, Inc. and Morgan Grenfell Investment Services Limited (the "Advisors"), which prices reflect broker-dealer supplied valuations. Short-term investments are valued at amortized cost which approximates market value. Other securities for which market value is not readily available or securities whose market value does not, in the opinion of the applicable Advisor, reflect fair value are valued at fair value using methods determined in good faith by the valuation committee of the Board of Trustees.
   INCOME TAXES--It is the intention of each Fund to continue to qualify as a regulated investment company and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes is considered necessary.

================================================================================
MORGAN GRENFELL INVESTMENT TRUST -- APRIL 30, 1997 (UNAUDITED)

    The International Funds may be subject to taxes imposed by countries in which they invest with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on either income earned or repatriated. The International Funds accrue such taxes when the related income is earned.
    NET ASSET VALUE PER SHARE--The net asset value per share is calculated on a daily basis by dividing the assets of each Fund, less its liabilities, by the number of outstanding shares of the Fund.
    REPURCHASE AGREEMENTS--Securities pledged as collateral for repurchase agreements are held by the custodian banks until maturity of the repurchase agreements. Provisions of the repurchase agreements and procedures adopted by the Trust require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty.
    The Funds may also invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained in a segregated account by the broker's custodian bank until maturity of the repurchase agreement. Provisions of the agreements require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default.
    If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.
    FOREIGN CURRENCY TRANSLATION--The books and records of the International Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis: (I) market value of investment securities, other assets and liabilities at the current rate of exchange; and
(II) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.
    The International Funds do not isolate that portion of gains and losses on investments in securities which is due to changes in the foreign exchange rates from that which is due to changes in market prices of such securities. The International Funds do isolate the effect of fluctuations in foreign currency rates when determining the gain or loss upon sale or maturity of foreign currency denominated debt obligations pursuant to the Federal income tax regulations. Such amounts are categorized as foreign currency gain or loss for both financial reporting and income tax reporting purposes.
    The International Funds report gains and losses on foreign currency related transactions as realized and unrealized gains and losses for financial reporting purposes, whereas such gains and losses, to the extent realized, are treated as ordinary income or loss for Federal income tax purposes.
    FORWARD FOREIGN CURRENCY CONTRACTS--The International Funds enter into forward foreign currency contracts as hedges against portfolio positions as well as for non-hedging purposes. The aggregate principal amounts of the contracts are not recorded as the Funds do not intend to hold the contracts to maturity. All commitments are "marked-to-market" daily at the applicable foreign exchange rate and any resulting unrealized gains or losses are recorded currently. The Funds realize gains or losses at the time forward contracts are extinguished, except that gains or losses on certain open contracts are required to be recognized for U.S. Federal income tax purposes at the close of the Fund's taxable year and are generally treated as ordinary income for such purposes.
    FOREIGN CURRENCY OPTIONS--The premium paid by a Fund for the purchase of an option is included in the Fund's Statement of Net Assets as an investment and subsequently marked to market to reflect the current market value of the option. For an option held by a Fund on the stipulated expiration date, the Fund realizes a loss. If the Fund enters into a closing sale transaction, it realizes a gain or loss, depending on whether the proceeds from the sale are greater or less than the cost of the purchased option. If the Fund exercises a purchased put option, it realizes a gain or loss from the sale of the underlying investment and proceeds from such sale will be decreased by the premium originally paid. If the Fund exercises a purchased call option, the cost of the underlying investment which the Fund purchases upon exercise will be increased by the premium originally paid. Certain foreign currency options may be required to be marked-to-market for Federal income tax purposes at the close of a Fund's taxable year, giving rise to a gain or loss that may, depending upon whether certain elections are made, be capital or ordinary in character.

    DISTRIBUTIONS--Distributions from net investment income and net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under generally accepted accounting principles. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid in capital in the period that the difference arises.
    EXPENSES--Expenses that are directly related to a Fund are charged directly to that Fund. Other operating expenses of the Trust are prorated to the Funds on the basis of relative net assets. Morgan Grenfell Capital Management, Inc. absorbed all expenses of organizing the Trust.
    OTHER--Security transactions are accounted for on the date the security is purchased or sold (trade date). Costs used in determining net realized capital gains and losses on the sale of investment securities are those of the specific securities sold adjusted for the accretion and amortization of original issue discounts and purchase premiums during the respective holding period. Original issue discounts and purchase premiums on securities held by the Funds are accreted and amortized ratably to maturity using the effective interest method. Dividend income is recognized on the ex-dividend date and interest income is recognized using the accrual method.
    3. ADMINISTRATION, INVESTMENT ADVISORY, AND DISTRIBUTION AGREEMENTS The Trust has entered into an administration agreement with SEI Financial Management Corporation (the "Administrator"), pursuant to which the Administrator receives an annual fee based on the aggregate average daily net assets of all the Funds as follows: 0.12% up to $1 billion; 0.08% from $1 billion to $1.5 billion; 0.06% from $1.5 billion to $2.5 billion; and 0.04% in excess of $2.5 billion. Each Fund pays the Administrator a minimum annual fee of $60,000 (after a one-year phase in period).
    The Administrator generally assists in all matters relating to the administration of the Funds, including the coordination and monitoring of any third parties furnishing services to the Funds, preparation and maintenance of financial accounting records, and the provision of necessary office space, equipment and personnel to perform administrative and clerical functions.
    Under advisory agreements with the Trust, Morgan Grenfell Capital Management, Inc. serves as the Advisor for the Domestic Funds and Morgan Grenfell Investment Services Limited serves as the Advisor for the International Funds (collectively referred to as "Advisors). For these services, the Advisors are entitled to a monthly fee at an annual rate of each Fund's average daily net assets as follows:

     Municipal Bond Fund                           0.40%
     Fixed Income Fund                             0.40%
     Short-Term Municipal Bond Fund                0.40%
     Short-Term Fixed Income Fund                  0.40%
     Smaller Companies Fund                        1.00%
     Microcap Fund                                 1.50%
     International Equity Fund                     0.70%
     European Equity Fund                          0.70%
     International Small Cap Equity Fund           1.00%
     European Small Cap Equity Fund                1.00%
     Emerging Markets Equity Fund                  1.00%
     Global Fixed Income Fund                      0.50%
     International Fixed Income Fund               0.50%
     Emerging Markets Debt Fund                    1.00%*

*1.50% PRIOR TO MARCH 1, 1997.

     The Advisors have voluntarily agreed to reduce their advisory fees and/or reimburse each Fund to the extent necessary to limit the Fund's operating expenses to a specified percentage of its average net assets as follows:

     Municipal Bond Fund                            0.55%
     Fixed Income Fund                              0.55%
     Short-Term Municipal Bond Fund                 0.55%
     Short-Term Fixed Income Fund                   0.55%
     Smaller Companies Fund                         1.25%
     Microcap Fund                                  1.75%
     International Equity Fund                      0.90%
     European Equity Fund                           0.90%
     International Small Cap Equity Fund            1.25%
     European Small Cap Equity Fund                 1.25%
     Emerging Markets Equity Fund                   1.25%
     Global Fixed Income Fund                       0.65%
     International Fixed Income Fund                0.65%
     Emerging Markets Debt Fund                     1.25%*

*1.50% PRIOR TO MARCH 1, 1997.

NOTES TO FINANCIAL STATEMENTS (Concluded)
================================================================================
MORGAN GRENFELL INVESTMENT TRUST -- APRIL 30, 1997 (UNAUDITED)

Certain officers and/or Trustees of the Trust are affiliated with the Administrator or Advisors.
    SEI Financial Services Company (the "Distributor") serves as the distributor of shares of the Funds pursuant to a distribution agreement with the Trust and assists in the sale of shares of the Funds. The Advisors, and not the Trust, are responsible for payment of any expenses or fees incurred in the marketing and distribution of shares of the Trust.
    During the period ended April 30, 1997, certain portfolios of the Trust purchased securities from and sold securities to other portfolios of the Trust or other accounts managed by the Advisor at market value.

4. INVESTMENT TRANSACTIONS
The cost of security purchases and the proceeds from the sale of securities, other than short-term investments and U.S. Government securities, during the period ended April 30, 1997, were as follows:

                                     PURCHASES    SALES
                                       (000)      (000)
                                     ---------   ------
Microcap Fund                         $2,091      $371

    For Federal income tax purposes, the cost of securities owned at April 30, 1997 and the net realized gains or losses on securities sold for the period then ended was not materially different from the amounts reported for financial reporting purposes. The aggregate gross unrealized appreciation and depreciation at April 30, 1997 for each Fund is as follows:

                                                          NET
                                                       UNREALIZED
                         APPRECIATED   DEPRECIATED    APPRECIATION/
                         SECURITIES     SECURITIES   (DEPRECIATION)
                           (000)         (000)           (000)
                        ------------  ------------   -------------
Microcap Fund               $77         $(221)          $(144)

                         SUPPLEMENT DATED JUNE 23, 1997
                      TO PROSPECTUS DATED MARCH 7, 1997
                   FOR SERVICE SHARES OF THE FOLLOWING FUNDS:

                 Morgan Grenfell Fixed Income Fund
                 Morgan Grenfell Municipal Bond Fund
                 Morgan Grenfell Short-Term Fixed Income Fund
                 Morgan Grenfell Short-Term Municipal Bond Fund
                 Morgan Grenfell Smaller Companies Fund
                 Morgan Grenfell Microcap Fund
                 Morgan Grenfell Large Cap Growth Fund

      Morgan Grenfell Capital Management, Inc. ("MGCM") has agreed, effective as of July 1, 1997, to change the limit on annual operating expenses for service shares of Morgan Grenfell Microcap Fund from 2.00% to 1.74% of average daily net assets attributable to such shares. Accordingly, beginning on July 1, 1997, the following disclosure should be substituted for the operating expense information that currently appears for the Fund in the expense table on page 3 of the Prospectus and the example information that currently appears for the Fund on page 4 of the Prospectus:

Annual Fund Operating Expenses                                          Microcap
(as a percentage of average net assets)                                   Fund*
                                                                        --------
Advisory Fees .........................................................  1.50%
Other Expenses** ......................................................  0.91%
Reduction of Advisory Fee and
Expense Limitation by Adviser*** ......................................  (0.67)%

Net Fund Operating Expenses (after
advisory fee reduction and expense
limitation) ...........................................................  1.74%


----------

* Microcap Fund was not operational during the fiscal year ended October 31, 1996.

**   The figure shown as other expenses includes service fees of 0.25% of the Fund's average net assets attributable to service shares. For more information on service fees and a description of the circumstances in which service shares will be converted to institutional shares (another class of Fund shares), see "Management of the Funds--Service Plans" in the Prospectus.

*** MGCM has agreed to reduce its advisory fee and to make arrangments to limit certain other expenses to the extent necessary to limit Fund Operating Expenses for service shares of Microcap Fund, on an annual basis, to 1.74% of the Fund's assets attributable to such shares. The above table and the following example reflect this voluntary agreement. In its sole discretion, MGCM may terminate or modify this agreement at any time after October 31, 1997. The purpose of the agreement is to enhance the Fund's total return during the period when, because of its smaller size, fixed expenses have a more significant impact on total return. After giving effect to MGCM's voluntary agreement, the Fund's advisory fee is 0.83%. If MGCM's voluntary agreement were not in effect, the Fund Operating Expenses for service shares of the Fund would be 2.41%.

Example:

Investors in service shares would pay the following expenses on a $1,000 investment assuming (1) a 5% annual return and (2) redemption at the end of each time period:

                                                       1 Year            3 Years
                                                       ------            -------

Morgan Grenfell Microcap Fund                           $18               $55


                                   * * * * * *

     Selected unaudited data for an outstanding institutional share of Morgan Grenfell Microcap Fund are presented below for the period commencing December 18, 1996 and ending April 30, 1997. This information should be read in conjunction with the Fund's unaudited financial statements as of April 30, 1997 and the notes thereto, which appear in the Funds' Statement of Additional Information. The Funds' Statement of Additional Information and annual and semi-annual reports, which contain additional performance information, are available free of charge by calling 1-800-550-6426.

     FOR AN INSTITUTIONAL SHARE OUTSTANDING THROUGHOUT THE PERIOD COMMENCING DECEMBER 18, 1996 AND ENDED APRIL 30, 1997


                                     NET                       DISTRIBUTIONS
         NET ASSET      NET       REALIZED      DISTRIBUTIONS      FROM                                                RATIO OF
           VALUE     INVESTMENT      AND           FROM NET      REALIZED      NET ASSET              NET ASSETS       EXPENSES
         BEGINNING    INCOME/    UNREALIZED       INVESTMENT     CAPITAL       VALUE END     TOTAL      END OF        TO AVERAGE
         OF PERIOD    (LOSS)    GAINS (LOSSES)      INCOME        GAINS        OF PERIOD    RETURN   PERIOD (000)     NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
--------------
MICROCAP FUND:
--------------
  1997(1)  $10.00     $(0.01)      $(0.74)           $  --         $  --         $ 9.25      (7.5)%     $1,983           1.75%



                                              RATIO OF
                         RATIO OF          NET INVESTMENT
           RATIO OF      EXPENSES          INCOME/(LOSS)
              NET       TO AVERAGE           TO AVERAGE
          INVESTMENT    NET ASSETS          NET ASSETS
         INCOME/(LOSS)  (EXCLUDING           (EXCLUDING         PORTFOLIO    AVERAGE
          TO AVERAGE      EXPENSE              EXPENSE           TURNOVER   COMMISSION
          NET ASSETS    LIMITATIONS)        LIMITATIONS)          RATE        RATE*
--------------------------------------------------------------------------------------
---------------
MICROCAP FUND:
---------------
  1997(1)   (0.27)%        3.08%                (1.60)%            26%      $0.0077


(1) MICROCAP FUND COMMENCED OPERATIONS ON 12/18/96. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
*   AVERAGE COMMISSION RATE PAID PER SHARE FOR SECURITY PURCHASES AND SALES DURING THE PERIOD.



                                   * * * * * *

     Effective April 22, 1997, Robert Kern left MGCM to pursue other opportunities. Accordingly, Mr. Kern is no longer a member of the team that manages Morgan Grenfell Smaller Companies Fund and Morgan Grenfell Microcap Fund. Effective June 16, 1997, John P. Callaghan joined MGCM and became a member of the team that manages these Funds (joining Audrey M. T. Jones and David A. Baratta). Prior to joining MGCM, Mr. Callaghan worked as a portfolio manager for Odyssey Partners and Weiss Peck & Greer.

                                   * * * * * *

     As of June 5, 1997, the Adviser owned 65.55% and Deutsche Morgan Grenfell
C. J. Lawrence Inc. owned 29.70% of the outstanding shares of the Smaller Companies Fund, Bankers Trust Company owned 45.50% of the outstanding shares of the Municipal Bond Fund and Deutsche Morgan Grenfell C. J. Lawrence Inc. owned 54.29% of the outstanding shares of the Microcap Fund.

      The Prospectus, dated March 7, 1997, for service shares of Morgan Grenfell Fixed Income Fund, Morgan Grenfell Municipal Bond Fund, Morgan Grenfell Short-Term Fixed Income Fund, Morgan Grenfell Short-Term Municipal Bond Fund, Morgan Grenfell Smaller Companies Fund, Morgan Grenfell Microcap Fund and Morgan Grenfell Large Cap Growth Fund is incorporated by reference into this Post-Effective Amendment No. 17 to the Registrant's Registration Statement on Form N-1A from Post-Effective Amendment No. 16 to such Registration Statement.

                         SUPPLEMENT DATED JUNE 23, 1997
                     TO STATEMENT OF ADDITIONAL INFORMATION
                             DATED MARCH 7, 1997 FOR
                     SERVICE SHARES OF THE FOLLOWING FUNDS:

                 Morgan Grenfell Fixed Income Fund
                 Morgan Grenfell Municipal Bond Fund
                 Morgan Grenfell Short-Term Fixed Income Fund
                 Morgan Grenfell Short-Term Municipal Bond Fund
                 Morgan Grenfell Smaller Companies Fund
                 Morgan Grenfell Microcap Fund
                 Morgan Grenfell Large Cap Growth Fund


     The Trustees of Morgan Grenfell Investment Trust (the "Trust") have approved the removal of the nonfundamental investment restrictions shown as:

     (i) restrictions (b), (d), (f), (g), (h), (j) and (k) on pages 24 and 25 of the Statement of Additional Information for each Fund other than Morgan Grenfell Fixed Income Fund and Morgan Grenfell Municipal Bond Fund; and

     (ii) restriction (2) on page 26 of the Statement of Additional Information for Morgan Grenfell Fixed Income Fund and Morgan Grenfell Municipal Bond Fund.

Accordingly, these restrictions no longer apply to the Funds.

                                   * * * * * *

     Morgan Grenfell Microcap Fund's unaudited financial statements for the period commencing December 18, 1996 (commencement of the Fund's operations) and ended April 30, 1997 are included in, and incorporated by reference into, the Statement of Additional Information. For this period, the average annual total return of institutional shares of the Fund was (7.5)%.

                                   * * * * * *

     As of June 1, 1997, the Trustees and officers of the Trust owned, as a group, less than one percent of the outstanding shares of each Fund other than Morgan Grenfell Short-Term Municipal Bond Fund and the Morgan Grenfell Smaller Companies Fund. On such date, the Trustees and officers of the Trust owned, as a group, 3.57% of the outstanding shares of Morgan Grenfell Short-Term Municipal Bond Fund and 2.48% of the outstanding shares of the Morgan Grenfell Smaller Companies Fund.

     As of June 5, 1997, the following shareholders owned the following respective percentages of the outstanding shares of Morgan Grenfell Fixed Income Fund, Morgan Grenfell Municipal Bond Fund, Morgan Grenfell Short-Term Fixed Income Fund, Morgan Grenfell Short-Term Municipal Bond Fund, Morgan Grenfell Smaller Companies Fund and Morgan Grenfell Microcap Fund:

Fixed Income Fund:
------------------

BATRUS & Co.                                                               5.98%
c/o Bankers Trust Company
PO Box 9005
Church Street Station
New York, NY 10006

San Mateo County Employees                                                 7.65%
Retirement Association
2317 Broadway St STE 115
Redwood City, CA 94063-1613

Municipal Bond Fund:
--------------------

SEI Trust Company                                                          7.72%
1 Freedom Valley Drive
Oaks, PA 19456

Batrus & Co.                                                              45.50%
c/o Bankers Trust Co.
PO Box 9005
Church Street Station
New York, NY 10006

INFID & Co.                                                                5.33%
c/o Bankers Trust Co.
PO Box 9005
Church Street Station
New York, NY 10006

Charles Schwab & Co. Inc.                                                  9.93%
101 Montgomery Street
San Francisco, CA 94104-4122

Short-Term Municipal Bond Fund:
-------------------------------

SEI Trust Company                                                          5.85%
1 Freedom Valley Drive
Oaks, PA 19456

Rocco A. Ortenzio                                                         18.34%
c/o Select Capital Corp
4718 Old Gettysburg Rd
Mechanicsburg, PA 17055

Robert A. Ortenzio                                                         6.11%
c/o Select Capital Corp
4718 Old Gettysburg Rd
Mechanicsburg, PA 17055

Charles Schwab & Co. Inc.                                                 16.50%
101 Montgomery Street
San Francisco, CA 94104-4122

David W. Baldt                                                             8.47%
677 Lippincott Ave
Moorestown, NJ 08057-1921

Short-Term Fixed Income Fund:
-----------------------------

BATRUS & Co.                                                              18.56%
c/o Bankers Trust
PO Box 9005
Church Street Station
New York, NY 10006

SEI Trust Company                                                          5.74%
1 Freedom Valley Drive
Oaks, PA 19456

Saxon & Co.                                                               17.07%
P.O. Box 7780-1888
Philadelphia, PA 19182

Patterson & Co.                                                            7.04%
P.O. Box 7829
Philadelphia, PA 19101-7829

TBON & Co.                                                                 8.50%
401 Church St
PO Box 198986
Nashville TN 37219-8986

Smaller Companies Fund:
-----------------------

Morgan Grenfell Capital Management, Inc.                                  65.55%
(Delaware Corporation)
885 Third Avenue
Suite 3200
New York, NY 10022-4834

Deutsche Morgan Grenfell                                                  29.70%
CJ Lawrence Inc.
1290 Avenue of the Americas
New York, NY 10104-0101

Microcap Fund:
--------------

Deutsche Morgan Grenfell                                                  54.29%
C. J. Lawrence Inc.
1290 Avenue of the Americas
New York, NY 10104-0101

Morgan Grenfell Capital Management Inc.                                   16.20%
885 Third Avenue
Suite 3200
New York, NY 10022-4834

Elizabeth Lugar Schater                                                   11.60%
336 Parkway St
Charlottesville, VA 22902-4631

Miter & Co.                                                               11.36%
Deutsche Bank
P.O. Box 2977
Milwaukee, WI 53201-2977

      The Statement of Additional Information, dated March 7, 1997, for service shares of Morgan Grenfell Fixed Income Fund, Morgan Grenfell Municipal Bond Fund, Morgan Grenfell Short-Term Fixed Income Fund, Morgan Grenfell Short-Term Municipal Bond Fund, Morgan Grenfell Smaller Companies Fund and Morgan Grenfell Microcap Fund is incorporated by reference into this Post-Effective Amendment No. 17 to the Registrant's Registration Statement on Form N-1A from Post-Effective Amendment No. 16 to such Registration Statement.

The financial statements of the Trust for the periods ended on and prior to October 31, 1996 are incorporated by reference into the preceding Statement of Additional Information from the Trust's 1996 Annual Report to Shareholders for the year ended October 31, 1996 (filed electronically on December 30, 1996; file no. 812-10080; accession no. 0000935069-96-000172), and will be attached to each copy of such Statement of Additional Information that is distributed.

STATEMENT OF NET ASSETS
================================================================================
MORGAN GRENFELL INVESTMENT TRUST -- APRIL 30, 1997 (UNAUDITED)

MICROCAP FUND
--------------------------------------------------------------------------------
                                               MARKET VALUE
DESCRIPTION                           SHARES       (000)
--------------------------------------------------------------------------------
COMMON STOCKS -- 76.1%
BUILDING & CONSTRUCTION SUPPLIES -- 2.4%
   DR Horton                           4,900      $     48
                                                  --------
CONSUMER -- 15.9%
   Conso Products*                     1,500            20
   Culp Incoporated                      700            12
   Damark International*               3,000            28
   Delia's*                            2,500            43
   Fresh America*                      2,600            36
   Garden Ridge*                       6,100            50
   Genesco*                            1,900            22
   Richey Electronics *                6,200            63
   Sonic*                              1,300            17
   Sport-Haley*                        1,500            24
                                                  --------
                                                       315
                                                  --------
CREDIT SENSITIVE -- 6.3%
   American Business Financial*          100             2
   Ameritrade Holding, Class A*          200             3
   ISB Financial                       2,000            45
   Pennfed Financial Services          1,400            33
   R & G Financial, Class B*           1,800            42
                                                  --------
                                                       125
                                                  --------
ENTERTAINMENT -- 0.0%
   Rio Hotel and Casino*                 100             1
                                                  --------
HOTELS & LODGING -- 1.5%
   ShoLodge*                           2,600            29
                                                  --------
MEDICAL PRODUCTS & SERVICES -- 5.8%
   Accumed International*             10,800            34
   New West Eyeworks*                  1,700             9
   Sabratek*                           1,800            39
   Thermedics Detection*               1,800            18
   Wesley Jessen*                      1,100            15
                                                  --------
                                                       115
                                                  --------
PETROLEUM & FUEL PRODUCTS -- 7.6%
   Basin Exploration*                  4,800            32
   Cairn Energy USA*                   2,800            31
   Lomak Petroleum                     2,000            34
   Numar                               1,000            21
   Wiser Oil                           2,000            33
                                                  --------
                                                       151
                                                  --------
PROCESS INDUSTRIES -- 3.5%
   NuCo2*                              5,000            69
                                                  --------
SERVICE -- 11.8%
   First Aviation*                     2,400            20
   Lodgenet Entertainment*             2,500            22
   Mail Boxes Etc*                     1,400            26
   MDSI Mobile Data Solutions*         4,600            76
--------------------------------------------------------------------------------
                                    SHARES/FACE   MARKET VALUE
DESCRIPTION                        AMOUNT (000)       (000)
--------------------------------------------------------------------------------
   Saga Communications
     Incorporated, Class A*            2,625       $     46
   Smithway Motor Express, Class A*    1,700             15
   World Access*                       3,000             29
                                                   --------
                                                        234
                                                   --------

TECHNOLOGY -- 21.3%
   AFC Cable Systems*                  1,200             26
   Aware*                              5,500             58
   BTG*                                3,000             45
   Ceradyne*                           9,300             44
   Channell Commercial*                1,200             13
   Datum Inc*                          1,300             30
   ISG International Software*         2,500             26
   Micrel*                               700             31
   PCD*                                2,000             30
   Specialty Teleconstructors*         5,900             58
   Speedfam International*             1,500             36
   V-One                               5,100             26
                                                   --------
                                                        423
                                                   --------
Total Common Stocks
   (Cost $1,655)                                      1,510
                                                   --------

COMMERCIAL PAPER -- 18.8%
   Northern Trust
      5.351%, 05/01/97                 $ 372            372
                                                   --------
Total Commercial Paper
   (Cost $372)                                          372
                                                   --------
Total Investments -- 94.9%
   (Cost $2,027)                                      1,882
                                                   --------
OTHER ASSETS AND LIABILITIES -- 5.1%
   Investment securities sold                           106
   Administration fee payable                            (1)
   Receivable due from advisor                            1
   Other assets and liabilities                          (5)
                                                   --------
Other Assets and Liabilities, Net                       101
                                                   --------

NET ASSETS:
Capital Shares -- InstitutionalShares
   (unlimited authorization --
   $.001 par value) based on 214,300
   outstanding shares of beneficial interest          2,194
Undistributed net investment loss                        (2)
Accumulated net realized loss on investments            (65)
Net unrealized depreciation on investments             (144)
                                                  ---------
Total Net Assets -- 100.0%                        $   1,983
                                                  =========
Net Asset Value, Offering and Redemption
   Price Per Share -- Institutional Shares        $    9.25
                                                  =========

* NON-INCOME PRODUCING SECURITY
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS (000)
================================================================================
MORGAN GRENFELL INVESTMENT TRUST -- FOR THE PERIOD ENDED APRIL 30,
1997 (UNAUDITED)
                                                             ----------
                                                              MICROCAP
                                                              FUND (1)
                                                             ----------
INVESTMENT INCOME:
   Interest                                                   $      9
   Dividends                                                         1
                                                              --------
   Total Investment Income                                          10
                                                              --------
EXPENSES:
   Investment advisory fees                                         10
   Investment advisory fee reduction                               (10)
   Administration fees                                               5
   Custodian fees                                                    1
   Transfer agent fees                                               4
   Professional fees                                                --
   Registration & filing fees                                       --
   Printing fees                                                    --
   Trustee fees                                                     --
   Pricing fees                                                     --
   Other expenses                                                    2
                                                              --------
   Total expenses                                                   12
   Less: Reimbursement from Advisor                                 --
                                                              --------
   Total Net Expenses                                               12
                                                              --------
NET INVESTMENT LOSS                                                 (2)
                                                              --------
NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS AND FOREIGN
   CURRENCY TRANSACTIONS:
   Net realized loss on investments:
     Security transactions                                         (65)
     Option transactions                                            --
   Net change in unrealized depreciation on investments           (144)
                                                              --------
   NET DECREASE IN NET ASSETS FROM OPERATIONS                 $   (211)
                                                              ========
(1) MICROCAP FUND COMMENCED OPERATIONS ON 12/18/96.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF CHANGES IN NET ASSETS (000)
================================================================================
MORGAN GRENFELL INVESTMENT TRUST -- FOR THE PERIOD ENDED APRIL 30,
1997 (UNAUDITED)
                                                           -----------
                                                            MICROCAP
                                                            FUND (2)
                                                           -----------
                                                              1997
                                                              ----

OPERATIONS:
   Net investment loss                                     $       (2)
   Net realized loss from security transactions                   (65)
   Net change in unrealized depreciation on investments          (144)
                                                           ----------
   Net decrease in net assets from operations                    (211)
                                                           ----------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income                                           --
   Net realized gains                                              --
                                                           ----------
     Total Distributions                                           --
                                                           ----------
CAPITAL SHARE TRANSACTIONS (1):
   Proceeds from shares issued                                  2,194
   Shares issued in lieu of cash distributions                     --
   Cost of shares repurchased                                      --
                                                           ----------
INCREASE (DECREASE) IN NET ASSETS FROM
     CAPITAL SHARE TRANSACTIONS                                 2,194
                                                           ----------
   Net increase (decrease) in net assets                        1,983
                                                           ----------
NET ASSETS:
     Beginning of period                                           --
                                                           ----------
     End of period                                         $    1,983
                                                           ==========
(1) CAPITAL SHARE TRANSACTIONS:
     Shares issued                                                214
     Shares issued in lieu of cash distributions                   --
     Shares repurchased                                            --
                                                           ----------
     Net increase  in capital shares                              214
                                                           ==========
(2)  MICROCAP FUND COMMENCED OPERATIONS ON 12/18/96.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
================================================================================
MORGAN GRENFELL INVESTMENT TRUST -- FOR THE PERIOD ENDED APRIL 30,
1997 (UNAUDITED)

FOR AN INSTITUTIONAL SHARE OUTSTANDING THROUGHOUT THE PERIOD COMMENCING DECEMBER 18, 1996 AND ENDED APRIL 30, 1997




                                     NET                       DISTRIBUTIONS
         NET ASSET      NET       REALIZED      DISTRIBUTIONS      FROM                                                RATIO OF
           VALUE     INVESTMENT      AND           FROM NET      REALIZED      NET ASSET              NET ASSETS       EXPENSES
         BEGINNING    INCOME/      UNREALIZED     INVESTMENT     CAPITAL       VALUE END     TOTAL      END OF        TO AVERAGE
         OF PERIOD    (LOSS)    GAINS (LOSSES)      INCOME        GAINS        OF PERIOD    RETURN   PERIOD (000)     NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
--------------
MICROCAP FUND:
--------------
  1997(1)  $10.00     $(0.01)      $(0.74)           $  --         $  --         $ 9.25      (7.5)%     $1,983           1.75%



                                              RATIO OF
                         RATIO OF          NET INVESTMENT
           RATIO OF      EXPENSES          INCOME/(LOSS)
              NET       TO AVERAGE           TO AVERAGE
          INVESTMENT    NET ASSETS          NET ASSETS
         INCOME/(LOSS)  (EXCLUDING           (EXCLUDING         PORTFOLIO    AVERAGE
          TO AVERAGE      EXPENSE              EXPENSE           TURNOVER   COMMISSION
          NET ASSETS    LIMITATIONS)        LIMITATIONS)          RATE        RATE*
--------------------------------------------------------------------------------------
---------------
MICROCAP FUND:
---------------
  1997(1)   (0.27)%        3.08%                (1.60)%            26%      $0.0077


(1) MICROCAP FUND COMMENCED OPERATIONS ON 12/18/96. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
*   AVERAGE COMMISSION RATE PAID PER SHARE FOR SECURITY PURCHASES AND SALES DURING THE PERIOD.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS
================================================================================
MORGAN GRENFELL INVESTMENT TRUST -- APRIL 30, 1997 (UNAUDITED)

1. ORGANIZATION
Morgan Grenfell Investment Trust (the "Trust") was organized as a Delaware business trust on September 13, 1993. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company consisting of eighteen investment portfolios: Morgan Grenfell Municipal Bond Fund, Morgan Grenfell Fixed Income Fund, Morgan Grenfell Short-Term Municipal Bond Fund, Morgan Grenfell Short-Term Fixed Income Fund, Morgan Grenfell Large Cap Growth Fund, Morgan Grenfell Smaller Companies Fund and Morgan Grenfell Microcap Fund (collectively the "Domestic Funds"); Morgan Grenfell International Equity Fund, Morgan Grenfell European Equity Fund, Morgan Grenfell Global Equity Fund, Morgan Grenfell Pacific Basin Equity Fund, Morgan Grenfell International Small Cap Equity Fund, Morgan Grenfell European Small Cap Equity Fund, Morgan Grenfell Japanese Small Cap Equity Fund, Morgan Grenfell Emerging Markets Equity Fund, Morgan Grenfell Global Fixed Income Fund, Morgan Grenfell International Fixed Income Fund and Morgan Grenfell Emerging Markets Debt Fund (collectively the "International Funds"). The Domestic Funds and International Funds are hereafter referred to collectively as the "Funds". At April 30, 1997, the Large Cap Growth Fund, Global Equity Fund, Pacific Basin Equity Fund and Japanese Small Cap Equity Fund had not yet commenced operations. The Funds' prospectuses provide a description of each Fund's investment objectives, policies and strategies. These financial statements relate only to the Microcap Fund.

2. SIGNIFICANT ACCOUNTING POLICIES
The preparation of financial statements in accordance with generally accepted accounting principles requires Trust management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Funds.
  SECURITY VALUATION--Securities listed on a securities exchange for which market quotations are readily available are valued at the last quoted sales price on the principal exchange on which they are traded on the valuation date or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. Unlisted securities for which market quotations are readily availableare valued at the most recent quoted bid price. Certain debt and fixed income investments owned by the Fundsare valued at prices supplied by independent pricing agents selected by Morgan Grenfell Capital Management, Inc. and Morgan Grenfell Investment Services Limited (the "Advisors"), which prices reflect broker-dealer supplied valuations. Short-term investments are valued at amortized cost which approximates market value. Other securities for which market value is not readily available or securities whose market value does not, in the opinion of the applicable Advisor, reflect fair value are valued at fair value using methods determined in good faith by the valuation committee of the Board of Trustees.
  INCOME TAXES--It is the intention of each Fund to continue to qualify as a regulated investment company and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes is considered necessary.

================================================================================
MORGAN GRENFELL INVESTMENT TRUST -- APRIL 30, 1997 (UNAUDITED)

    The International Funds may be subject to taxes imposed by countries in which they invest with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on either income earned or repatriated. The International Funds accrue such taxes when the related income is earned.
    NET ASSET VALUE PER SHARE--The net asset value per share is calculated on a daily basis by dividing the assets of each Fund, less its liabilities, by the number of outstanding shares of the Fund.
     REPURCHASE AGREEMENTS--Securities pledged as collateral for repurchase agreements are held by the custodian banks until maturity of the repurchase agreements. Provisions of the repurchase agreements and procedures adopted by the Trust require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty.
    The Funds may also invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained in a segregated account by the broker's custodian bank until maturity of the repurchase agreement. Provisions of the agreements require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default.
    If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.
    FOREIGN CURRENCY TRANSLATION--The books and records of the International Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis: (I) market value of investment securities, other assets and liabilities at the current rate of exchange; and
(II) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.
    The International Funds do not isolate that portion of gains and losses on investments in securities which is due to changes in the foreign exchange rates from that which is due to changes in market prices of such securities. The International Funds do isolate the effect of fluctuations in foreign currency rates when determining the gain or loss upon sale or maturity of foreign currency denominated debt obligations pursuant to the Federal income tax regulations. Such amounts are categorized as foreign currency gain or loss for both financial reporting and income tax reporting purposes.
    The International Funds report gains and losses on foreign currency related transactions as realized and unrealized gains and losses for financial reporting purposes, whereas such gains and losses, to the extent realized, are treated as ordinary income or loss for Federal income tax purposes.
    FORWARD FOREIGN CURRENCY CONTRACTS--The International Funds enter into forward foreign currency contracts as hedges against portfolio positions as well as for non-hedging purposes. The aggregate principal amounts of the contracts are not recorded as the Funds do not intend to hold the contracts to maturity. All commitments are "marked-to-market" daily at the applicable foreign exchange rate and any resulting unrealized gains or losses are recorded currently. The Funds realize gains or losses at the time forward contracts are extinguished, except that gains or losses on certain open contracts are required to be recognized for U.S. Federal income tax purposes at the close of the Fund's taxable year and are generally treated as ordinary income for such purposes.
    FOREIGN CURRENCY OPTIONS--The premium paid by a Fund for the purchase of an option is included in the Fund's Statement of Net Assets as an investment and subsequently marked to market to reflect the current market value of the option. For an option held by a Fund on the stipulated expiration date, the Fund realizes a loss. If the Fund enters into a closing sale transaction, it realizes a gain or loss, depending on whether the proceeds from the sale are greater or less than the cost of the purchased option. If the Fund exercises a purchased put option, it realizes a gain or loss from the sale of the underlying investment and proceeds from such sale will be decreased by the premium originally paid. If the Fund exercises a purchased call option, the cost of the underlying investment which the Fund purchases upon exercise will be increased by the premium originally paid. Certain foreign currency options may be required to be marked-to-market for Federal income tax purposes at the close of a Fund's taxable year, giving rise to a gain or loss that may, depending upon whether certain elections are made, be capital or ordinary in character.

    DISTRIBUTIONS--Distributions from net investment income and net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under generally accepted accounting principles. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid in capital in the period that the difference arises.
    EXPENSES--Expenses that are directly related to a Fund are charged directly to that Fund. Other operating expenses of the Trust are prorated to the Funds on the basis of relative net assets. Morgan Grenfell Capital Management, Inc. absorbed all expenses of organizing the Trust.
    OTHER--Security transactions are accounted for on the date the security is purchased or sold (trade date). Costs used in determining net realized capital gains and losses on the sale of investment securities are those of the specific securities sold adjusted for the accretion and amortization of original issue discounts and purchase premiums during the respective holding period. Original issue discounts and purchase premiums on securities held by the Funds are accreted and amortized ratably to maturity using the effective interest method. Dividend income is recognized on the ex-dividend date and interest income is recognized using the accrual method.
    3. ADMINISTRATION, INVESTMENT ADVISORY, AND DISTRIBUTION AGREEMENTS The Trust has entered into an administration agreement with SEI Financial Management Corporation (the "Administrator"), pursuant to which the Administrator receives an annual fee based on the aggregate average daily net assets of all the Funds as follows: 0.12% up to $1 billion; 0.08% from $1 billion to $1.5 billion; 0.06% from $1.5 billion to $2.5 billion; and 0.04% in excess of $2.5 billion. Each Fund pays the Administrator a minimum annual fee of $60,000 (after a one-year phase in period).
    The Administrator generally assists in all matters relating to the administration of the Funds, including the coordination and monitoring of any third parties furnishing services to the Funds, preparation and maintenance of financial accounting records, and the provision of necessary office space, equipment and personnel to perform administrative and clerical functions.
    Under advisory agreements with the Trust, Morgan Grenfell Capital Management, Inc. serves as the Advisor for the Domestic Funds and Morgan Grenfell Investment Services Limited serves as the Advisor for the International Funds (collectively referred to as "Advisors). For these services, the Advisors are entitled to a monthly fee at an annual rate of each Fund's average daily net assets as follows:

     Municipal Bond Fund                           0.40%
     Fixed Income Fund                             0.40%
     Short-Term Municipal Bond Fund                0.40%
     Short-Term Fixed Income Fund                  0.40%
     Smaller Companies Fund                        1.00%
     Microcap Fund                                 1.50%
     International Equity Fund                     0.70%
     European Equity Fund                          0.70%
     International Small Cap Equity Fund           1.00%
     European Small Cap Equity Fund                1.00%
     Emerging Markets Equity Fund                  1.00%
     Global Fixed Income Fund                      0.50%
     International Fixed Income Fund               0.50%
     Emerging Markets Debt Fund                    1.00%*

*1.50% PRIOR TO MARCH 1, 1997.

     The Advisors have voluntarily agreed to reduce their advisory fees and/or reimburse each Fund to the extent necessary to limit the Fund's operating expenses to a specified percentage of its average net assets as follows:

     Municipal Bond Fund                            0.55%
     Fixed Income Fund                              0.55%
     Short-Term Municipal Bond Fund                 0.55%
     Short-Term Fixed Income Fund                   0.55%
     Smaller Companies Fund                         1.25%
     Microcap Fund                                  1.75%
     International Equity Fund                      0.90%
     European Equity Fund                           0.90%
     International Small Cap Equity Fund            1.25%
     European Small Cap Equity Fund                 1.25%
     Emerging Markets Equity Fund                   1.25%
     Global Fixed Income Fund                       0.65%
     International Fixed Income Fund                0.65%
     Emerging Markets Debt Fund                     1.25%*

*1.50% PRIOR TO MARCH 1, 1997.

NOTES TO FINANCIAL STATEMENTS (Concluded)
================================================================================
MORGAN GRENFELL INVESTMENT TRUST -- APRIL 30, 1997 (UNAUDITED)

Certain officers and/or Trustees of the Trust are affiliated with the Administrator or Advisors.
    SEI Financial Services Company (the "Distributor") serves as the distributor of shares of the Funds pursuant to a distribution agreement with the Trust and assists in the sale of shares of the Funds. The Advisors, and not the Trust, are responsible for payment of any expenses or fees incurred in the marketing and distribution of shares of the Trust.
    During the period ended April 30, 1997, certain portfolios of the Trust purchased securities from and sold securities to other portfolios of the Trust or other accounts managed by the Advisor at market value.

4. INVESTMENT TRANSACTIONS
The cost of security purchases and the proceeds from the sale of securities, other than short-term investments and U.S. Government securities, during the period ended April 30, 1997, were as follows:

                                     PURCHASES    SALES
                                       (000)      (000)
                                     ---------   ------
Microcap Fund                         $2,091      $371

    For Federal income tax purposes, the cost of securities owned at April 30, 1997 and the net realized gains or losses on securities sold for the period then ended was not materially different from the amounts reported for financial reporting purposes. The aggregate gross unrealized appreciation and depreciation at April 30, 1997 for each Fund is as follows:

                                                          NET
                                                       UNREALIZED
                         APPRECIATED   DEPRECIATED    APPRECIATION/
                         SECURITIES     SECURITIES   (DEPRECIATION)
                           (000)         (000)           (000)
                        ------------  ------------   -------------
Microcap Fund               $77         $(221)          $(144)

                                    FORM N-1A

                            PART C. OTHER INFORMATION
                                    -----------------

Item 24.  Financial Statements and Exhibits

          (a)  Financial Statements:


               The financial highlights for institutional shares of the Registrant are included in Part A of the Registration Statement for periods ending on or prior to October 31, 1996 and, in the case of Morgan Grenfell Microcap Fund, for the period commencing December 18, 1996 and ended April 30, 1997. The financial statements of the Registrant are included in, and, except for the financial statements covering the six-month period ended April 30, 1997, incorporated by reference into, Part B of the Registration Statement from the 1996 Annual Report to Shareholders for the year ended October 31, 1996 (filed electronically on December 30, 1996; file no. 812-10080; accession no. 0000935069-96-000172).


          (b)  Exhibits:

               Except as noted, the following exhibits are being filed herewith:

               **1. Agreement and Declaration of Trust of Registrant dated
                    September 13, 1993, as amended.

               **2. Amended By-Laws of Registrant.

            **5(a). Management Contract dated January 3, 1994, as amended as of April 25, 1994, April 1, 1995 and September 1, 1995, between Morgan Grenfell Investment Services Limited and Registrant, on behalf of Morgan Grenfell International Equity Fund, Morgan Grenfell Global Equity Fund, Morgan Grenfell European Equity Fund, Morgan Grenfell Pacific Basin Equity Fund, Morgan Grenfell International Small Cap Equity Fund, Morgan Grenfell Japanese Small Cap Equity Fund, Morgan Grenfell European Small Cap Equity Fund, Morgan Grenfell Emerging Markets Equity Fund, Morgan Grenfell Global Fixed Income Fund, Morgan Grenfell International Fixed Income Fund and Morgan Grenfell Emerging Markets Debt Fund.

            **5(b). Management Contract dated as of December 28, 1994 between
                    Morgan Grenfell Capital Management, Inc. and Registrant, on behalf of Morgan Grenfell Fixed Income Fund and Morgan Grenfell Municipal Bond Fund.

            **5(c). Management Contract dated as of December 28, 1994 between
                    Morgan Grenfell Capital Management, Inc. and Registrant, on behalf of Morgan Grenfell Large Cap Growth Fund, Morgan Grenfell Smaller Companies Fund, Morgan Grenfell Short-Term Fixed Income Fund and Morgan Grenfell Short-Term Municipal Bond Fund.

           ***5(d). Management Contract between Morgan Grenfell Capital
                    Management, Inc. and Registrant, on behalf of Morgan Grenfell Microcap Fund (previously filed with the SEC on November 1, 1996 pursuant to Post-Effective Amendment No. 12 to Registrant's Registration Statement).

               *6. Distribution Agreement dated as of December 30, 1993 between SEI Financial Services Company and Registrant, on behalf of all of its series.

            **8(a). Custody Agreement dated as of December 29, 1993 between
                    The Northern Trust Company and Registrant, on behalf of Morgan Grenfell International Equity Fund, Morgan Grenfell Global Equity Fund, Morgan Grenfell European Equity Fund, Morgan Grenfell Pacific Basin Equity Fund, Morgan Grenfell International Small Cap Equity Fund, Morgan Grenfell Japanese Small Cap Equity Fund, Morgan Grenfell European Small Cap Equity Fund, Morgan Grenfell Emerging Markets Equity Fund, Morgan Grenfell Global Fixed Income Fund, Morgan Grenfell International Fixed Income Fund and Morgan Grenfell Emerging Markets Fixed Income Fund, and form of amendment effective as of December 28, 1994, causing Custody Agreement to apply to Morgan Grenfell Short-Term Fixed Income Fund, Morgan Grenfell Short-Term Municipal Bond Fund, Morgan Grenfell Large Cap Growth Fund and Morgan Grenfell Smaller Companies Fund.

            **8(b). Custody Agreement dated as of December 28, 1994 between
                    CoreStates Bank, N.A. and

                    Registrant, on behalf of Morgan Grenfell Fixed Income Fund and Morgan Grenfell Municipal Bond Fund.

           ***9(a). Administration Agreement between SEI Financial
                    Management Corporation and Registrant, on behalf of Morgan Grenfell International Equity Fund, Morgan Grenfell Global Equity Fund, Morgan Grenfell European Equity Fund, Morgan Grenfell Pacific Basin Equity Fund, Morgan Grenfell International Small Cap Equity Fund, Morgan Grenfell Japanese Small Cap Equity Fund, Morgan Grenfell European Small Cap Equity Fund, Morgan Grenfell Emerging Markets Equity Fund, Morgan Grenfell Global Fixed Income Fund, Morgan Grenfell International Fixed Income Fund and Morgan Grenfell Emerging Markets Debt Fund, Morgan Grenfell Large Cap Growth Fund, Morgan Grenfell Smaller Companies Fund, Morgan Grenfell Fixed Income Fund, Morgan Grenfell Short-Term Fixed Income Fund, Morgan Grenfell Municipal Bond Fund, Morgan Grenfell Short-Term Municipal Bond Fund and Morgan Grenfell Microcap Fund (previously filed with the SEC on November 1, 1996 pursuant to Post-Effective Amendment No. 12 to Registrant's Registration Statement).

           ***9(b). Transfer Agency Agreement dated as of December 30, 1993 between Supervised Service Company, Inc. and Registrant, on behalf of Morgan Grenfell International Equity Fund, Morgan Grenfell Global Equity Fund, Morgan Grenfell European Equity Fund, Morgan Grenfell Pacific Basin Equity Fund, Morgan Grenfell International Small Cap Equity Fund, Morgan Grenfell Japanese Small Cap Equity Fund, Morgan Grenfell European Small Cap Equity Fund, Morgan Grenfell Emerging Markets Equity Fund, Morgan Grenfell Global Fixed Income Fund, Morgan Grenfell International Fixed Income Fund and Morgan Grenfell Emerging Markets Fixed Income Fund (previously filed with the SEC on November 1, 1996 pursuant to Post-Effective Amendment No. 12 to Registrant's Registration Statement).

           ***9(c). Transfer Agency Agreement dated as of December 28, 1994 between Supervised Service Company, Inc. and Registrant, on behalf of Morgan Grenfell Large Cap Growth Fund, Morgan Grenfell Smaller Companies Fund, Morgan Grenfell Fixed Income Fund, Morgan Grenfell Short-Term Fixed Income Fund, Morgan Grenfell Municipal Bond Fund, Morgan Grenfell Short-Term Municipal Bond Fund and Morgan Grenfell Microcap Fund (previously filed with the SEC on November 1, 1996 pursuant to Post-Effective Amendment No. 12 to Registrant's Registration Statement).

                10. Not Applicable.

                11. Consent of Independent Accountants.

                12. Not Applicable.


             ***13. Share Purchase Agreement dated as of December 29, 1993 between Registrant and SEI Financial Management Corporation (previously filed with the SEC on February 11, 1997 pursuant to Post-Effective Amendment No. 16 to Registrant's Registration Statement).

             ***16. Schedule of Performance Computations (previously filed with the SEC on February 11, 1997 pursuant to Post-Effective Amendment No. 16 to Registrant's Registration Statement).

                17. Financial Data Schedule.

             ***18. Form of Amended Rule 18f-3 Plan (previously filed with the
                    SEC on February 11, 1997 pursuant to Post-Effective Amendment No. 16 to Registrant's Registration Statement).


           **19(a). Powers of Attorney of Graham E. Jones, William N.
                    Searcy, Paul K. Freeman, Theresa M. Messina, Patrick W. Disney, James E. Minnick, Hugh G. Lynch, Edward T. Tokar and Jeffrey A. Cohen.

          ***19(b). Power of Attorney of John G. Alshefski (previously filed with the SEC on November 1, 1996 pursuant to Post-Effective Amendment No. 12 to Registrant's Registration Statement)

----------

               * Previously filed with the SEC on June 11, 1996 and incorporated by reference herein.

               ** Previously filed with the SEC on February 14, 1996 and incorporated by reference herein.

               *** Previously filed with the SEC on the dates indicated and incorporated by reference herein.

Item 25.  Persons Controlled By or Under
          Common Control With Registrant
          ------------------------------

          The Registrant does not directly or indirectly control any person. On the effective date of this Registration Statement, 100% of the shares of the following series of the Registrant will be owned by SEI Financial Management Corporation, a Delaware corporation: Morgan Grenfell Global Equity Fund, Morgan Grenfell Pacific Basin Equity Fund and Morgan Grenfell Japanese Small Cap Equity Fund. SEI Financial Management Corporation is a wholly-owned subsidiary of SEI Corporation, a Delaware corporation, which also controls the distributor of the Registrant, SEI Financial Services Company, and other corporations engaged in providing various financial and recordkeeping services, primarily to bank trust departments, pension plan sponsors and investment managers.

Item 26.  Number of Holders of Securities
          -------------------------------


          On June 2, 1997, the number of record holders of shares of each series of the Registrant was as follows:

                                                                     Number of
Fund                                                              Record Holders
----                                                              --------------

Morgan Grenfell International Equity Fund                                 22
Morgan Grenfell Global Equity Fund                                         1
Morgan Grenfell European Equity Fund                                       6
Morgan Grenfell Pacific Basin Equity Fund                                  1
Morgan Grenfell International Small Cap Equity Fund                       21
Morgan Grenfell Japanese Small Cap Equity Fund                             1
Morgan Grenfell European Small Cap Equity Fund                            13
Morgan Grenfell Emerging Markets Equity Fund                              39
Morgan Grenfell Global Fixed Income Fund                                  85
Morgan Grenfell International Fixed Income Fund                           23
Morgan Grenfell Emerging Markets Debt Fund                                59
Morgan Grenfell Fixed Income Fund                                        264
Morgan Grenfell Municipal Bond Fund                                      136
Morgan Grenfell Short-Term Fixed Income Fund                              54
Morgan Grenfell Short-Term Municipal Bond Fund                            58

Morgan Grenfell Smaller Companies Fund                                    23
Morgan Grenfell Microcap Fund                                             23
Morgan Grenfell Large Cap Growth Fund                                      0


Item 27.  Indemnification
          ---------------

          Article III, Section 7 and Article VII, Section 2 of the Registrant's Agreement and Declaration of Trust and Article VI of the Registrant's By-Laws provide for indemnification of the Registrant's trustees and officers under certain circumstances.

Item 28.  Business and Other Connections of Investment Advisers
          -----------------------------------------------------

          All of the information required by this item is set forth in the Form ADV, as amended, of Morgan Grenfell Investment Services Limited (File No. 801-12880) and in the Form ADV, as amended, of Morgan Grenfell Capital Management, Inc. (File No. 801-27291). The following sections of each such Form ADV are incorporated herein by reference:

          (a)  Items 1 and 2 of Part II

          (b)  Section 6, Business Background, of each Schedule D.

Item 29.  Principal Underwriter
          ---------------------


          (a) The Registrant's distributor is SEI Financial Services Company ("SFS"), which also acts as distributor for SEI Daily Income Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, SEI Index Funds, SEI Institutional Managed Trust, SEI International Trust, The Advisors' Inner Circle Fund, The Pillar Funds, CUFUND, STI Classic Funds, CoreFunds, Inc., First American Funds, Inc., First American Investment Funds, Inc., The Arbor Fund, Boston 1784 Funds(R), The PBHG Funds, Inc., Marquis Funds(R), The Achievement Funds Trust, Bishop Street Funds, CrestFunds, Inc., STI Classic Variable Trust, ARK Funds, Monitor Funds, FMB Funds, Inc., SEI Asset Allocation Trust, TIP Funds, SEI Institutional Investments Trust, First American Strategy Funds, Inc., High Mark Funds and Armada Funds pursuant to distribution agreements dated July 15, 1982, November 29, 1982, December 3, 1982, July 10, 1985, January
               22, 1987, August 30, 1988, November 14, 1991, February 28, 1992,
               May 1, 1992, May 29, 1992, October 30, 1992, November 1, 1992,
               November 1, 1992, January 28, 1993, June 1,

               1993, July 16, 1993, August 17, 1993, December 27, 1994, January
               27, 1995, March 1, 1995, August 18, 1995, November 1, 1995,
               January 11, 1996, March 1, 1996, April 1, 1996, April 28, 1996,
               June 14, 1996, October 1, 1996, February 15, 1997 and March 8, 1997, respectively.


          (b) The following table lists, for each director and officer of SFS, the information indicated.

Name and                                                          Positions and
Principal Business           Position and Offices                 Office with
Address*                     with Underwriter                     Registrant
------------------           --------------------                 -------------


Alfred P. West, Jr.          Director, Chairman and                  None
                             Chief Executive Officer
Henry H. Greer               Director, President and                 None
                             Chief Operating Officer
Carmen V. Romeo              Director, Executive Vice                None
                             President, President -
                             Investment Advisory Group
Gilbert L. Beebower          Executive Vice President                None
Richard B. Lieb              Executive Vice President,               None
                             President - Investment
                             Services Division
Leo J. Dolan, Jr.            Senior Vice President                   None
Carl A. Guarino              Senior Vice President                   None
David G. Lee                 Senior Vice President                   None
A. Keith McDowell            Senior Vice President                   None
Dennis J. McGonigle          Executive Vice President                None
Hartland J. McKeown          Senior Vice President                   None
Kevin P. Robins              Senior Vice President,                  None
                             General Counsel and
                             Secretary
Robert Wagner                Senior Vice President                   None
Patrick K. Walsh             Senior Vice President                   None
Robert Crudup                Vice President and
                             Managing Director                       None
Barbara Doyne                Vice President                          None
Vic Galef                    Vice President and                      None
                             Managing Director
Kim Kirk                     Vice President and                      None
                             Managing Director
John Krzeminski              Vice President and                      None

                             Managing Director
Carolyn McLaurin             Vice President and                      None
                             Managing Director
Barbara Moore                Senior Vice President                   None
Donald Pepin                 Vice President and                      None
                             Managing Director
Mark Samuels                 Vice President and                      None
                             Managing Director
Wayne M. Withrow             Vice President and                      None
                             Managing Director
Robert Aller                 Vice President                          None
W. Kelso Morrill             Vice President                          None
Joanne Nelson                Vice President                          None
Gordon W. Carpenter          Vice President                          None
Barbara A. Nugent            Vice President and                      None
                             Assistant Secretary
Todd Cipperman               Vice President and                      None
                             Assistant Secretary
Jeff Drennen                 Vice President                          None
Kathy Heilig                 Vice President and                      None
                             Treasurer
Larry Hutchison              Senior Vice President                   None
Michael Kantor               Vice President                          None
Samuel King                  Vice President                          None
Donald H. Korytowski         Vice President                          None
Jack May                     Senior Vice President                   None
Sandra K. Orlow              Vice President and                      None
                             Assistant Secretary
Kim Rainey                   Vice President                          None
Steve Smith                  Vice President                          None
Daniel Spaventa              Vice President                          None
Kathryn L. Stanton           Vice President and                      None
                             Assistant Secretary
James Dougherty              Director of Brokerage Services          None
Marc H. Cahn                 Vice President and                      None
                             Assistant Secretary

----------

* The principal business address of each of the listed persons is SEI Financial Services Company, 680 East Swedesford Road, Wayne, Pennsylvania 19087-1658.

          (c)  Not applicable.

Item 30.  Location of Accounts and Records
          --------------------------------

          The Agreement and Declaration of Trust, By-Laws and minute books of the Registrant are in the physical possession of Morgan Grenfell Capital Management, Inc., 885 Third Avenue, New York, New York 10022. All other books, records, accounts and other documents required to be maintained under Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder will be in the physical possession of the Registrant's custodians: The Northern Trust Company, Fifty South LaSalle Street, Chicago, Illinois 60675, and CoreStates Bank, N.A., Broad and Chestnut Streets, Philadelphia, Pennsylvania 19101, except for certain transfer agency and fund accounting records which are in the physical possession of DST Systems, Inc., 811 Main Street, Kansas City, Missouri 64105, the Registrant's transfer agent, and SEI Financial Management Corporation, the Trust's administrator, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456-0100, respectively.

Item 31.  Management Services
          -------------------

          Not Applicable.

Item 32.  Undertaking
          -----------

          (a) Within four to six months from the later of (i) the effective date of this Post-Effective Amendment under the Securities Act of 1933 and (ii) the actual date that shares of a series are first sold to the public or operations otherwise begin with respect to such series, the Registrant undertakes to file a post-effective amendment covering each series of Registrant that has not commenced operations prior to the effective date of this Post-Effective Amendment, using financial statements which need not be certified.

          (b) Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in such Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in such Act and will be governed by the final adjudication of such issue.

          (c) The Registrant undertakes to furnish, upon request and without charge, to each person to whom a prospectus is delivered a copy of the latest annual report to shareholders of such series (except to the extent a series has not by such time been required to issue an annual report).

                                   SIGNATURES


          Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York, on the 16th day of June 1997.


                                            MORGAN GRENFELL INVESTMENT TRUST




                                            By: /s/ James E. Minnick
                                                --------------------
                                                James E. Minnick
                                                President


          Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 17 to the Registrant's Registration Statement has been signed by the following persons in the capacities and on the dates indicated:




         Signature                  Title                   Date
         ---------                  -----                   ----

/s/ James E. Minnick                               )
---------------------                              )
James E. Minnick         Chief Executive Officer   )
                         (Principal Executive      )
                         Officer) and Trustee      )
                                                   )
                                                   )
/s/ John G. Alshefski                              )    June 16, 1997
---------------------                              )
John G. Alshefski        Treasurer and Chief       )
                         Financial Officer         )
                         (Principal Financial and  )
                         Accounting Officer)       )
                                                   )
Paul K. Freeman*                                   )
----------------                                   )
Paul K. Freeman          Trustee                   )
                                                   )
                                                   )
Graham E. Jones*                                   )
----------------                                   )
Graham E. Jones          Trustee                   )

         Signature                  Title                   Date
         ---------                  -----                   ----

William N. Searcy*                                 )
------------------                                 )
William N. Searcy        Trustee                   )
                                                   )
                                                   )
Patrick W. Disney*                                 )
------------------                                 )
Patrick W. Disney        Trustee                   )
                                                   )
                                                   )
Hugh G. Lynch*                                     )
--------------                                     )
Hugh G. Lynch            Trustee                   )
                                                   )
                                                   )
Edward T. Tokar*                                   )
----------------                                   )
Edward T. Tokar          Trustee                   )




------------


                                        Dated:  June 16, 1997
*By: /s/ James E. Minnick
     --------------------
         James E. Minnick, Attorney-in-Fact, pursuant to powers of attorney.

                                  Exhibit Index
                                  -------------




Exhibit
Number          Document Title
-------         --------------

11.             Consent of Independent Accountants.

17.             Financial Data Schedule.